Inflation Strategy Portfolio
Inflation Strategy Portfolio

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Inflation Strategy Portfolio – Effective by November 1, 2019, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Inflation Strategy Portfolio		Class I	Class P
Management Fee	[1]	0.38%	0.38%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	0.63%	0.43%
[1]	Expense information has been restated to reflect current fees.

In addition, effective by November 1, 2019, under the Examples section, the table is deleted and replaced with the following:
Expense Example - Inflation Strategy Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	64	202	351	786
Class P	44	138	241	542

Effective September 1, 2019, in the Principal Investment Strategies subsection, first sentence of the first paragraph will be deleted and replaced with the following:

This Fund invests its assets in debt securities and debt-related instruments.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the last sentence of the second paragraph will be deleted and replaced with the following:

The sub-adviser, depending upon market conditions, may seek to earn additional income for the Fund by having the Fund enter into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund and may temporarily increase the operating expenses of the Fund due to interest expenses and other fees related to such agreements.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the following will be added to the end of the third paragraph:

The Fund may enter into total return swaps based on one or more inflation-linked indices or enter into total return swaps on inflation-indexed bonds, as a substitute for purchasing inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. The Fund may also enter into interest rate swaps or credit default swaps for hedging purposes, for duration management, and/or as a substitute for the physical security.

The following is added alphabetically to the Principal Risks subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed a Fund’s net assets creates leverage risk, which may magnify changes to a Fund’s net asset value and its returns. A Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost a Fund interest expense and other fees, which may reduce its returns.